INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax adjustment for inflation

Law No. 27,468 establishes that in the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by the application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the IPC, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) regarding the first, second and third fiscal year that starts from its effective date, an accumulated variation of the IPC that exceeds 55%, 30% or 15% of said 100%, respectively.

For the fiscal years ended December 31, 2024, 2023 and 2022, the CPI has exceeded the 100% threshold mentioned above, so the Company has measured the tax charge to earnings for the years ended December 31, 2024, 2023 and 2022 considering the application of the adjustment for fiscal inflation.

According to the Solidarity Law, the positive or negative result generated by the application of the inflation adjustment corresponding to the first and second fiscal year beginning on January 1, 2019 will be charged in a sixth in that fiscal period and the five sixths remaining in equal parts in the following 5 fiscal periods. As of January 1, 2021, 100% of the adjustment may be deducted/taxed in the year in which the effect is determined.

On November 16, 2022, the Senate of the Nation approved the 2023 budget bill under Law No. 27,701, which already had half a sanction from the Chamber of Deputies.

The 2023 budget law incorporates article 195 to the income tax law establishing that in the event that the adjustment for tax inflation is applicable and a positive adjustment (profits) arises from it, the first and second fiscal years starting on 1 January 2022 inclusive, they may allocate 1/3 in that fiscal period and the remaining 2/3, in equal parts, in the 2 immediately following fiscal periods. For the deferral to be appropriate, it will be necessary for companies to make an investment in the purchase, construction, manufacture, processing or definitive import of fixed assets (except automobiles), during each of the 2 fiscal periods immediately following that of the calculation of the first third of the period in question, for an amount equal to or greater than $30,000,000,000.

As of December 31, 2023, the Company projected investments in PPE in accordance with the requirements mentioned above, determining that the amounts exceed what is established by law.

Adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost adjustment mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the WPI.

Extraordinary tax RG N° 5268/2022

On August 16, 2022, RG No. 5268/2022 was published through which the AFIP ordered an extraordinary advance of income tax. The extraordinary advance payment constitutes an additional payment on account to that provided for in the general advance payment regime that can be added to the latter. For fiscal year 2022, the Company paid the AFIP Ps. 22,837,153 for this concept.

Deferred tax

The reconciliation between the charge computed for tax purposes and the income tax expense charged to the Statement of Comprehensive Income in the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Current income tax	(217,437,074)	(3,499,977)	(107,535,714)
Deferred income tax	5,497,595	(40,287,750)	(8,161,524)
Total income tax	(211,939,479)	(43,787,727)	(115,697,238)

The analysis of the net deferred tax assets and liabilities is as follows:

	2024	2023
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	20,339,104	16,174,108
Deferred tax assets to be recovered after 12 months	14,039,636	20,380,450
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(194,491,864)	(205,615,679)
Deferred tax liabilities taxable after 12 months	(18,582,982)	(15,132,580)
Deferred tax liabilities, net	(178,696,106)	(184,193,701)

The components of the net deferred tax assets and liabilities as of December 31, 2024, 2023 and 2022 is as follows:

Deferred tax assets	Account receivables discounted value	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Other receivables	Total
As of December 31, 2021	12,045	6,835,454	13,615,858	18,646,374	22,361,001	198,204	-	-	61,668,936
Charge in results	(12,045)	(2,482,298)	(3,816,850)	45,870	(22,361,001)	(113,024)	1,245,153	-	(27,494,195)
As of December 31, 2022	-	4,353,156	9,799,008	18,692,244	-	85,180	1,245,153	-	34,174,741
Charge in results	-	(2,467,073)	2,857,911	(13,500,909)	3,056,151	(68,680)	4,681,942	7,820,475	2,379,817
As of December 31, 2023	-	1,886,083	12,656,919	5,191,335	3,056,151	16,500	5,927,095	7,820,475	36,554,558
Charge in results	-	(1,542,728)	(7,764,910)	14,213,337	(3,056,151)	(13,913)	1,818,259	(5,829,712)	(2,175,818)
As of December 31, 2024	-	343,355	4,892,009	19,404,672	-	2,587	7,745,354	1,990,763	34,378,740

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2021	(35,439)	(1,108,149)	(145,155,263)	(227,975)	(860,164)	(48,315,447)	(1,710,927)	(197,413,364)
Charge in results	(774,182)	158,846	(9,612,008)	(2,663,576)	47,361	30,465,304	1,710,927	19,332,672
As of December 31, 2022	(809,621)	(949,303)	(154,767,271)	(2,891,551)	(812,803)	(17,850,143)	-	(178,080,692)
Charge in results	809,621	127,141	(14,904,167)	(8,763,694)	(1,842,371)	(18,094,097)	-	(42,667,567)
As of December 31, 2023	-	(822,162)	(169,671,438)	(11,655,245)	(2,655,174)	(35,944,240)	-	(220,748,259)
Charge in results	-	(2,725,348)	(17,267,757)	(2,801,418)	2,076,365	28,391,571	-	7,673,413
As of December 31, 2024	-	(3,547,510)	(186,939,195)	(14,456,663)	(578,809)	(7,552,669)	-	(213,074,846)

As of December 31, 2021, the Company had a specific tax carryforward derived from negative exchange differences for the years 2021 and 2020 generated by financial instruments traded abroad for Ps. 7,974,955. The realization of such tax loss depended on the future generation of taxable financial gains taxed during the statute of limitations period. To determine its recoverability, the Company took into consideration the reversal of the deferred items, its tax planning and projections of future specific taxable income based on its best estimate. Based on these projections and because it was not possible to estimate as probable the generation of future specific financial gains to absorb such tax loss, no deferred tax asset of Ps. 794,334 was recognized as of December 31, 2021. During the year ended on December 31, 2022, the tax loss carryforward was totally recovered.

Below is a reconciliation between the income tax charged to results for the years ended December 31, 2024, 2023 and 2022 and that which would result from applying the current tax rate on net income before income tax for the exercise:

	2024	2023	2022
Pre tax income	582,102,974	95,001,446	334,854,783
Statutory income tax rate	35%	35%	35%
Pre tax loss at statutory income tax rate	(203,736,041)	(33,250,506)	(117,199,174)
Tax effects due to:
- Adjustment affidavit previous year	(241,439)	(312,939)	(556,626)
- Tax inflation adjustment and restatement by inflation	(11,221,662)	(10,064,077)	1,697,211
- Others	3,259,663	(160,205)	361,351
Total income tax	(211,939,479)	(43,787,727)	(115,697,238)